Other Borrowings	12 Months Ended
Dec. 31, 2011
Other Borrowings [Abstract]
Other Borrowings
NOTE 10.	OTHER BORROWINGS

At December 31, 2011, the Company had a federal fund line available with a correspondent bank of $5,000,000. The Company also had an available repurchase line with a correspondent bank of $10,000,000 and a borrowing capacity through the Federal Reserve Discount Window of $2,477,089.

FHLB advances are secured by a lien on the Company's FHLB stock, the Company's deposits with the FHLB, one of the Company's investment securities available for sale, and a blanket floating line on the Company's loan portfolio. As of December 31, 2011 and 2010, the Company had advances outstanding with the FHLB totaling $5,500,000 and $5,500,000, respectively. As of December 31, 2011, advances had a weighted average rate of 0.35% and mature on various dates between April 1, 2012 and July 19, 2012.

On May 10, 2010, the Company was notified by the FHLB that, based on the current financial and operating condition of the Company, all credit availability of the Company with the FHLB had been rescinded. Additionally, the Company is also now required to provide all collateral underlying existing advances outstanding for safekeeping at the FHLB. On March 23, 2011, the Company was notified that its credit availability had been reinstated, for a maximum of 4% of the total assets of the Bank. At December 31, 2011, the Company had credit availability with FHLB of $6,396,378.